Jan. 10, 2017

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy IG International Small Cap Fund Prospectus

dated January 10, 2017

as supplemented February 22, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Fund for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

The following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section on page 1:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.